Label	Element	Value
Lazard Global Listed Infrastructure Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE LAZARD FUNDS, INC.

Lazard Global Listed Infrastructure Portfolio

Supplement to Current Prospectus

The following replaces the last paragraph and table in "Summary Section—Lazard Global Listed Infrastructure Portfolio—Average Annual Total Returns" in the in the Prospectus:

The Custom Infrastructure Index (Hedged) is an index created by the Portfolio's Investment Manager, which is the performance of the UBS Global 50/50 Infrastructure & Utilities® Index (Hedged) for all periods through March 31, 2015, when the index ceased to be published, and the FTSE Developed Core Infrastructure 50/50® Index (Hedged) for all periods thereafter. The Custom Infrastructure Index (Hedged) will be replaced with the MSCI World Core Infrastructure Index (Hedged). The Investment Manager believes that the new index is an appropriate alternative to the prior index.

	Inception Date	1 Year	5 Years	Life of Portfolio
Institutional Shares:
Returns Before Taxes	12/31/09	20.80%	16.59%	13.05%
Returns After Taxes on Distributions		18.82%	14.19%	11.42%
Returns After Taxes on Distributions and Sale of Portfolio Shares		13.24%	12.69%	10.35%
Open Shares (Returns Before Taxes)	12/31/09	20.47%	16.29%	12.71%
R6 Shares (Returns Before Taxes)		20.80%	16.59%	13.05%
MSCI World Core Infrastructure Index (Hedged) (reflects no deduction for fees, expenses or taxes)		15.02%	12.17%	10.30%
Custom Infrastructure Index (Hedged) (reflects no deduction for fees, expenses or taxes)		13.95%	12.86%	9.88%
MSCI World Index (reflects no deduction for fees, expenses or taxes)		22.40%	11.64%	9.85%

Dated: June 29, 2018

Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Global Listed Infrastructure Portfolio